Call Loans And Funds Sold, And Call Money And Funds Purchased	12 Months Ended
Mar. 31, 2012
Call Loans And Funds Sold And Call Money And Funds Purchased [Abstract]
Call Loans And Funds Sold, And Call Money And Funds Purchased

10.    CALL LOANS AND FUNDS SOLD, AND CALL MONEY AND FUNDS PURCHASED

A summary of funds transactions for the fiscal years ended March 31, 2010, 2011 and 2012 is as follows:

	2010	2011	2012
	(in millions, except percentages and days)
Average balance during the fiscal year:
Call money and funds purchased	¥2,349,445	¥2,173,923	¥2,424,014
Call loans and funds sold	651,778	656,322	571,430

Net funds purchased position	¥1,697,667	¥1,517,601	¥1,852,584

Call money and funds purchased:
Outstanding at end of fiscal year:
Amount	¥1,883,824	¥2,313,487	¥2,796,221
Principal range of maturities	1 day to 30 days	1 day to 30 days	1 day to 30 days
Weighted average interest rate	0.28%	0.29%	0.28%
Maximum balance at any month-end during the fiscal year	¥2,611,306	¥2,488,885	¥3,808,763
Weighted average interest rate paid during the fiscal year	0.24%	0.27%	0.34%

Average balances are generally based on a daily average while a month-end average is used for certain average balances when it is not practicable to obtain applicable daily averages.